NOTES PAYABLE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Interest expense	$ 630,192	$ 113,693	$ 45,473	$ 10,031
Amortization of debt discount, included in interest expense	479,946	625,621	911,020	478,582
[custom:InterestExpensesDebt]			505,198	260,155
Amortization of Debt Discount (Premium)	625,783	1,549,752	2,321,011	2,906,645
Repayment of notes payable	1,047,218	1,957,492	4,408,240	4,577,578
Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Proceeds from notes payables	1,599,772	1,840,518	4,840,215	6,094,051
Debt discount	1,182,344	654,065
Repayment of notes payable	$ 1,047,218	$ 1,957,492
Amortization of Debt Discount (Premium)			2,537,167	2,082,875
Debt discount			1,381,970	1,716,825
Repayment of notes payable			$ 4,408,240	$ 4,577,578